Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 23 Subsequent Events

On January 30, 2017, we announced a $300 million increase in our share repurchase programs for the four-quarter period ended June 30, 2017. This amount is in addition to the share repurchase programs of up to $2.0 billion during this period authorized as part of our 2016 capital plan under the Federal Reserve’s Comprehensive Capital Analysis and Review, which included up to $200 million related to employee benefit plans.

On February 1, 2017, we transferred 0.5 million shares of BlackRock Series C Preferred Stock to BlackRock to satisfy a portion of our LTIP obligation. Upon transfer, Other assets and Other liabilities on our Consolidated Balance Sheet were each reduced by $155 million, representing the fair value of the shares transferred. After this transfer, we hold approximately 0.3 million shares of BlackRock Series C Preferred Stock which are available to fund our remaining obligation in connection with the BlackRock LTIP programs.

On February 3, 2017, we announced that on March 15, 2017 we will redeem all of the Fixed-to-Floating Rate Non-Cumulative Exchangeable Perpetual Trust Securities of PNC Preferred Funding Trust I with a current distribution rate of 2.61344% and all of the Fixed-to-Floating Rate Non-Cumulative Exchangeable Perpetual Trust Securities of PNC Preferred Funding Trust II with a current distribution rate of 2.18594%. The redemption price will be $100,000 per security. The previously declared regular first quarter distribution on the securities is payable on March 15, 2017 to holders of record on March 1, 2017.

On February 7, 2017, the parent company issued $575 million in Floating Rate Senior Notes with a maturity date of August 7, 2018. Interest is payable at the 3-month LIBOR rate reset quarterly, plus a spread of 0.25% per annum, on February 7, May 7, August 7, and November 7 of each year, commencing on May 7, 2017.

On February 17, 2017, PNC Bank issued $1.0 billion of Senior Notes with a maturity date of February 17, 2022. Interest is payable semi-annually at a fixed rate of 2.625% on February 17 and August 17 of each year, commencing on August 17, 2017.